INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Current Income Tax Expense (Benefit)		$ 0
Loss from continuing operations before income taxes	$ 13,094,000	16,690,000
Deferred income tax expense benefit		0
Deferred tax asset valuation allowance	2,350,000
Valuation allowance	60,096,000	57,170,000
Unrecognized income tax benefit	9,257,000	9,257,000	$ 10,724,000	$ 10,231,000
Interest and penalties as a result of uncertain tax positions	0	0
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	4,657,000	6,067,000
Unrecognized income tax benefit	9,257,000
Effective tax rate	9,257,000
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Deferred tax assets related operating losses	2,926,000
Unrecognized income tax benefit		$ 3,401,000	$ 4,657,000	$ 4,375,000
Prior To 2018 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	66,980,000
Operating loss, net carryforwards expiration amount	30,512,000
Tax Year 2018 And Forward [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 129,547,000